American Trust Allegiance Fund
Schedule of Investments
at May 31, 2023 (Unaudited)

Shares	COMMON STOCKS: 93.83%	Value
	Administrative Support and Services: 2.30%
9,075	PayPal Holdings, Inc.*	$562,559

	Air Transportation: 1.84%
10,000	Alaska Air Group, Inc.*	449,300

	Apparel Manufacturing: 1.09%
15,570	VF Corp.	268,115

	Computer and Electronic Product Manufacturing: 12.86%
4,580	Analog Devices, Inc.	813,820
3,740	Apple, Inc.	662,915
5,500	International Business Machines Corp.	707,245
2,755	NXP Semiconductors N.V. #	493,421
4,970	Sony Corp. - ADR	465,689
		3,143,090
	Construction of Buildings: 3.57%
8,160	Lennar Corp. - Class A	874,099

	Crude Petroleum Extraction: 2.64%
6,505	ConocoPhillips	645,947

	Entertainment Software: 2.38%
7,250	Activision Blizzard, Inc.	581,450

	Fabricated Metal Product Manufacturing: 2.96%
12,000	BWX Technologies, Inc.	723,840

	Food Manufacturing: 6.49%
9,170	Archer-Daniels-Midland Co.	647,861
3,880	Bunge Limited #	359,443
7,885	Mondelez International, Inc. - Class A	578,838
		1,586,142
	Food Services and Drinking Places: 2.08%
60,167	Arcos Dorados Holdings, Inc. - Class A #	508,411

	General Merchandise Stores: 4.35%
7,180	BJ's Wholesale Club Holdings, Inc.*	449,827
4,690	Target Corp.	614,062
		1,063,889
	Heavy and Civil Engineering Construction: 3.19%
29,280	Fluor Corp.*	777,677

	Insurance Carriers and Related Activities: 8.40%
5,060	Berkshire Hathaway, Inc. - Class B*	1,624,665
17,480	Equitable Holdings, Inc.	428,959
		2,053,624
	Machinery Manufacturing: 1.18%
470	Lam Research Corp.	289,849

	Mining (except Oil and Gas): 3.75%
18,490	Cameco Corp. #	514,762
11,735	Freeport-McMoRan, Inc.	402,980
		917,742

	Miscellaneous Manufacturing: 2.82%
65,325	Nintendo Co., Ltd. - ADR	690,485

	Oil and Gas Extraction: 5.44%
12,910	APA Corp.	410,280
6,580	Cheniere Energy, Inc.	919,687
		1,329,967

	Other Information Services: 6.32%
5,840	Meta Platforms, Inc. - Class A*	1,545,965

	Paper Manufacturing: 2.18%
60,130	Suzano SA - ADR	533,353

	Professional, Scientific, and Technical Services: 0.95%
2,125	Jacobs Solutions, Inc.	232,900

	Publishing Industries (except Internet): 2.87%
2,130	Microsoft Corp.	699,471

	Real Estate: 1.06%
3,466	CBRE Group, Inc. - Class A*	259,672

	Rental and Leasing Services : 2.59%
1,600	Netflix, Inc.*	632,367

	Securities, Commodity Contracts, and Other Finance: 4.93%
9,000	Charles Schwab Corp.	474,209
2,255	Goldman Sachs Group, Inc.	730,395
		1,204,604

	Telecommunications: 2.35%
27,010	America Movil SAB de CV - ADR*	574,233

	Utilities: 3.24%
9,426	Constellation Energy Corp.	791,972
	TOTAL COMMON STOCKS (Cost $16,239,990)	22,940,723

	REIT: 2.68%
	Warehousing and Storage: 2.68%
12,285	Iron Mountain, Inc.	656,265
	TOTAL REIT (Cost $405,174)	656,265

	Money Market Fund: 3.42%
834,946	Fidelity Investments Money Market Government Portfolio - Class I, 4.98%†	834,946
	TOTAL MONEY MARKET FUND (Cost $834,946)	834,946
	Total Investments in Securities (Cost $17,480,110): 99.93%	24,431,934
	Other Assets in Excess of Liabilities: 0.07%	16,070
	Net Assets: 100.00%	$24,448,004

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of May 31, 2023.
ADR - American Depository Receipt
REIT - Real Estate Investment Trust

American Trust Allegiance Fund
Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks
Administrative Support and Waste Management	$562,559	$-	$-	$562,559
Construction	1,651,776	-	-	1,651,776
Finance and Insurance	3,258,228	-	-	3,258,228
Health Care and Social Assistance	508,411	-	-	508,411
Information	2,826,885	-	-	2,826,885
Management of Companies and Enterprises	1,039,922	-	-	1,039,922
Manufacturing	6,769,185	-	-	6,769,185
Mining, Quarrying and Oil and Gas Extraction	1,973,968	-	-	1,973,968
Professional, Scientific, and Technical Services	232,900	-	-	232,900
Real Estate, Rental, and Leasing	892,041	-	-	892,041
Retail Trade	1,063,889	-	-	1,063,889
Transportation and Warehousing	449,300	-	-	449,300
Utilities	1,711,659	-	-	1,711,659
Total Common Stocks	22,940,723	-	-	22,940,723
REIT	656,265	-	-	656,265
Money Market Fund	834,946	-	-	834,946
Total Investments in Securities	$24,431,934	$-	$-	$24,431,934

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.